Financial Instruments	3 Months Ended
Dec. 27, 2013
Financial Instruments, Owned, at Fair Value [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, accounts receivable, investments, accounts payable, debt and derivative financial instruments. The fair value of cash and cash equivalents, accounts receivable, and accounts payable approximated book value as of December 27, 2013 and September 27, 2013. The fair value of derivative financial instruments was not material to any of the periods presented. See below for the fair value of investments and Note 9 for the fair value of debt.
Derivative Instruments
In the normal course of business, Tyco is exposed to market risk arising from changes in currency exchange rates, interest rates and commodity prices. The Company may use derivative financial instruments to manage exposures to foreign currency, interest rate and commodity risks. The Company's objective for utilizing derivative financial instruments is to manage these risks using the most effective methods to eliminate or reduce the impacts of these exposures. The Company does not use derivative financial instruments for trading or speculative purposes. As of and during the quarter ended December 27, 2013, the Company did not hold or enter into any commodity derivative instruments or interest rate swaps.
For derivative instruments that are designated and qualified as hedging instruments for accounting purposes, the Company documents and links the relationships between the hedging instruments and hedged items. The Company also assesses and documents at the hedge's inception whether the derivatives used in hedging transactions are effective in offsetting changes in fair values associated with the hedged items. For the quarters ended December 27, 2013 and December 28, 2012, the Company did not have any derivative instruments that were designated and qualified as hedging instrument for accounting purposes.
Foreign Currency Exposures
The Company manages foreign currency exchange rate risk through the use of derivative financial instruments comprised principally of forward contracts on foreign currency which are not designated as hedging instruments for accounting purposes. The objective of the derivative instruments is to minimize the income statement impact and potential variability in cash flows associated with intercompany loans, accounts receivable, accounts payable and forecasted transactions that are denominated in certain foreign currencies. The fair value of these derivative financial instruments and impact of such changes in the fair value was not material to the Consolidated Balance Sheets as of December 27, 2013 and September 27, 2013 or Consolidated Statements of Operations and Statements of Cash Flows for the quarters ended December 27, 2013 and December 28, 2012. As of December 27, 2013 and September 27, 2013, the total gross notional amount of the Company's foreign exchange contracts was $322 million and $278 million, respectively, including contracts of $65 million and $60 million, respectively, related to the South Korean security business.
Counterparty Credit Risk
The use of derivative financial instruments exposes the Company to counterparty credit risk. Tyco has established policies and procedures to limit the potential for counterparty credit risk, including establishing limits for credit exposure and continually assessing the creditworthiness of counterparties. As a matter of practice, the Company deals with major banks worldwide having strong investment grade long-term credit ratings. To further reduce the risk of loss, the Company generally enters into International Swaps and Derivatives Association master netting agreements with substantially all of its counterparties. The Company's derivative contracts do not contain any credit risk related contingent features and do not require collateral or other security to be furnished by the Company or the counterparties. The Company's exposure to credit risk associated with its derivative instruments is measured on an individual counterparty basis, as well as by groups of counterparties that share similar attributes. We do not anticipate any non-performance by any of our counterparties, and the concentration of risk with financial institutions does not present significant credit risk to the Company.
Investments
Investments primarily include U.S. government obligations, U.S. government agency securities and corporate debt securities.
When available, the Company uses quoted market prices to determine the fair value of investment securities. Such investments are included in Level 1. When quoted market prices are not readily available, pricing determinations are made based on the results of market approach valuation models using observable market data such as recently reported trades, bid and offer information and benchmark securities. These investments are included in Level 2 and consist primarily of U.S. government agency securities and corporate debt securities.
Assets Measured at Fair Value on a Recurring Basis
The following table presents the Company's hierarchy for its assets measured at fair value on a recurring basis as of December 27, 2013 and September 27, 2013:

				Consolidated Balance Sheet Classification
	As of December 27, 2013			Prepaids and Other Current Assets	Other Assets
($ in millions)	Level 1	Level 2	Total
Available-for-Sale Securities:
Corporate debt securities	$—	$27	$27	$8	$19
U.S. Government debt securities	116	20	136	36	100
Total	$116	$47	$163	$44	$119

				Consolidated Balance Sheet Classification
	As of September 27, 2013			Prepaids and Other Current Assets	Other Assets
($ in millions)	Level 1	Level 2	Total
Available-for-Sale Securities:
Corporate debt securities	$—	$34	$34	$11	$23
U.S. Government debt securities	171	38	$209	89	120
Total	$171	$72	$243	$100	$143

During the quarter ended December 27, 2013, the Company did not have any significant transfers between levels within the fair value hierarchy.
Other
The Company recorded a $7 million loss on the sale of an investment during the quarter ended December 27, 2013.
Additionally, the Company had $2 billion of intercompany loans designated as permanent in nature as of both December 27, 2013 and September 27, 2013, respectively. For the quarters ended December 27, 2013 and December 28, 2012, the Company recorded $12 million and $22 million of cumulative translation gain, respectively, through accumulated other comprehensive loss related to these loans.